Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts [Text Block]

		Additions
	Beginning Balance	Charged (Credited) To Costs and Expenses	Other	Deductions		Ending Balance
	(Millions)
2014
Allowance for doubtful accounts — accounts and notes receivable (1)	$—	$—	$—	$—		$—
Deferred tax asset valuation allowance (1)	181	25	—	—		206
2013
Allowance for doubtful accounts — accounts and notes receivable (1)	—	—	—	—		—
Deferred tax asset valuation allowance (1)	144	37	—	—		181
2012
Allowance for doubtful accounts — accounts and notes receivable (1)	1	—	—	1	(2)	—
Deferred tax asset valuation allowance (1)	145	(1)	—	—		144
_______________________
(1)    Deducted from related assets.

(2)    Represents balances written off, reclassifications, and recoveries.